Stockholders' Deficit (Details Narrative) - USD ($)	1 Months Ended	9 Months Ended		12 Months Ended
	Oct. 31, 2018	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2011	Jul. 02, 2019	Jun. 20, 2017	Sep. 25, 2013	Aug. 12, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Capital stock authorized		260,000,000		260,000,000
Common stock, authorized		250,000,000		250,000,000	250,000,000
Common stock, par value (in dollars per share)		$ 0.001		$ 0.001	$ 0.001
Preferred stock, authorized		10,000,000		10,000,000	10,000,000
Preferred stock, par value (in dollars per share)		$ 0.001		$ 0.001	$ 0.001
Stock issued for compensation, value				$ 26,000
Share-based compensation expense for options		$ 116,559		15,340	$ 32,003
Total unrecognized compensation expense		$ 306,282		$ 378,360
Weighted average period expected to recognized compensation expense (in years)		2 years 2 months 30 days		3 years
Series A Preferred Stock Dividend Rate		10.00%		10.00%
Accrued dividends		$ 1,076,874		$ 970,997	846,685
Number of option exercised		100,000
Proceeds from exercise of Option		$ 5,400		$ 5,400
2008 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum term of stock option from the date of grant	10 years					5 years
Options outstanding				369,839
2010 Incentive Award Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum term of stock option from the date of grant				10 years
Options outstanding				8,305,985
Stock available for issuance										2,000,000
Reserved shares of common stock for issuance							10,000,000	8,000,000	5,000,000
Share options available for future grants				1,944,015
Chief Technology Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued for compensation, shares				200,000
Stock issued for compensation, value				$ 26,000